Note 17 - Changes in the Company's Benefit Obligation and Funded Status (Details) - Other Postretirement Benefit Plans [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in the Company's Benefit Obligation and Funded Status [Line Items]
Projected benefit obligation at beginning of period	$ 86	$ 95
Interest cost	3	4
Plan participants’ contributions	7	9
Actuarial (gain) loss	(8)	2
Benefit payments	(12)	(18)
Currency adjustments	2	(6)
Projected benefit obligation at end of period	78	86
Underfunded status at end of period	$ (78)	$ (86)